Submission	Aug. 09, 2024
Submission [Line Items]
Central Index Key	0000107263
Registrant Name	The Williams Companies, Inc.
Registration File Number	333-277232
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES